CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Profit before tax	$ 47,070	$ 89,367	$ 113,837	$ 244,548
- amortisation of intangible assets	51	209	261	419
- depreciation charge	62,586	46,772	125,710	95,517
- gain on disposal of vessels			(32,051)	(20,391)
- fair value loss/(gain) from equity financial asset	1,172	89	1,172	(1,326)
- interest income	(2,005)	(4,686)	(4,938)	(9,226)
- interest expenses	13,043	5,038	30,070	11,521
- other finance expenses	214	1,001	598	1,889
- share-based payments	583	409	938	1,072
- finance lease income	(137)	(177)	(308)	(197)
- loss on derecognition of right-of-use assets	732		289
Cash flows from before changes in working capital	123,309	138,022	235,578	323,826
- inventories	59,038	25,997	39,895	118,055
- trade and other receivables	(83,515)	(84,644)	(149,658)	51,538
- trade and other payables	29,487	(1,441)	100,873	(105,032)
- derivative financial instruments	(11,078)	(3,122)	23,542	(17,489)
- margin account held with broker	(14,988)	(17,246)	14,122	94,086
Total changes in working capital	(21,056)	(80,456)	28,774	141,158
Taxes paid	(7,534)	(4,717)	(3,391)	(6,555)
Net cash from operating activities	94,719	52,849	260,961	458,429
Cash flows from investing activities
Additions in property, plant and equipment	(81,308)	415	(157,606)	(1,821)
Additions in intangible assets				(237)
Proceeds from sale of vessels			65,049	65,337
Purchase of equity financial assets				(30,162)
Repayment of finance lease receivables	2,053	1,960	4,074	3,970
Interest received	2,142	4,701	5,246	9,423
Sale of equity financial assets, at fair value				2,343
Net cash (used in)/from investing activities	(77,113)	7,076	(83,237)	48,853
Cash flows from financing activities
Proceeds from borrowings	499,738	3,676	721,468	17,076
Payment of financing fees	(2,587)		(2,790)
Repayments of bank borrowings	(423,633)	(17,204)	(620,988)	(98,338)
Payment of lease liabilities	(24,746)	(22,273)	(50,306)	(48,293)
Interest paid	(14,469)	(6,757)	(29,718)	(11,948)
Other finance expense paid	(219)	(1,001)	(598)	(1,889)
Purchase of treasury shares	(2,739)		(2,739)	(100)
Sale of treasury shares		1,091		1,091
Drawdown of trust receipts	583,251	516,627	1,145,290	1,076,844
Repayment of trust receipts	(564,047)	(472,842)	(1,159,778)	(1,102,162)
Dividend payment	(42,376)	(131,752)	(106,022)	(250,139)
Dividend payment to non-controlling interests		(6,092)	(11,185)	(14,089)
Capital return to non-controlling interests		(4,500)	(4,965)	(4,500)
Net cash from/(used in) financing activities	8,173	(141,027)	(122,331)	(436,447)
Net increase/(decrease) in cash and cash equivalents	25,779	(81,102)	55,393	70,835
Cash and cash equivalents at beginning of the financial period	261,514	313,974	231,900	162,037
Cash and cash equivalents at end of the financial period	$ 287,293	$ 232,872	$ 287,293	$ 232,872